Financial Instruments And Financial Risk Management - Summary of Loans Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loans receivable, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, amortized cost	$ 1,421	$ 447
Financial assets	1,421	447
Loans receivable, long-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, amortized cost	826	823
Financial assets	826	823
Kurvana, Net Of ECL | Loans receivable, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, amortized cost	493	447
280E, Net Of ECL | Loans receivable, short-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, amortized cost	928	0
Illinois Incubator, Net Of ECL | Loans receivable, long-term
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets, amortized cost	$ 826	$ 823